Related party transactions - Disclosure of Purchases of Services from Related Parties (Details) - Entities with significant influence over entity - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Directors' fee	€ 172	€ 346	€ 245
Total	€ 172	€ 346	€ 245